APPROPRIATED RESERVES (Details) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Appropiated Reserves [Line Items]
Other reserves		$ 9,741,774	$ 9,045,155
Appropriated Reserves [Member]
Disclosure Of Appropiated Reserves [Line Items]
Other reserves		9,741,774	9,045,155
Appropriation of net income [Member] | Appropriated Reserves [Member]
Disclosure Of Appropiated Reserves [Line Items]
Other reserves	[1]	9,312,009	8,709,922
Fiscal provisions [Member] | Appropriated Reserves [Member]
Disclosure Of Appropiated Reserves [Line Items]
Other reserves	[2]	276,640	196,318
Others [Member] | Appropriated Reserves [Member]
Disclosure Of Appropiated Reserves [Line Items]
Other reserves		$ 153,125	$ 138,915

[1]	The legal reserve fulfills two objetives: to increase and maintain the company's capital and to absorb economic losses. Based on the aforementioned, this amount shall not be distributed in dividends to the stockholders.
[2]	Pursuant to Article 130 of Tax Statute, a non-distributable reserve to the shareholders must be established for the 70% of the diference between the accounting and the tax depreciation, when the tax depreciation is greater than the accounting depreciation.